Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

9.  Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Accrued salaries and welfare	5,233	10,216
Accrued advertising expenses	2,574	7,447
Accrued network support expenses	160	176
Business and other tax payable	3,592	2,549
Professional and other service fees	373	6,166
Others	976	2,263
	12,908	28,817